Employee Retirement Benefit Plans	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Employee Retirement Benefit Plans

9.    EMPLOYEE RETIREMENT BENEFIT PLANS

Components of the Company’s net periodic benefit costs are as follows:

	Nine Months Ended March 31,
(Dollars in millions)	2013	2012
Components of net periodic benefit cost:
Service cost	$2.2	$1.9
Interest cost	9.1	9.9
Expected return on plan assets	(7.4)	(8.1)
Amortization (1)	0.7	0.1

Net amount recognized	$4.6	$3.8

(1)	Amount represents the amortization of unrecognized actuarial gains/(losses).

10. EMPLOYEE RETIREMENT BENEFIT PLANS

The Company sponsors various retirement plans, including defined benefit pension plans and defined contribution plans. Substantially all of the Company’s domestic non-union employees are eligible to participate in an employer-sponsored retirement savings plans, which include features under Section 401(k) of the Internal Revenue Code of 1986, as amended, and provide for company matching contributions. The Company’s contributions to the plans are determined by its Board of Directors subject to certain minimum requirements as specified in the plans. The Company uses a measurement date of June 30 for all its retirement and postretirement benefit plans.

In addition, employees of a commercial packaging site and a clinical services site were party to a multi employer pension plan. During Fiscal year 2012 the Company, after receiving the requisite authority to do so, notified the plan trustee of its withdrawal from such plan. Withdrawal from the plan resulted in the recognition of liability associated with the Company’s obligation to contribute $29.9 million, $25.4 million of which was recorded as an expense within discontinued operations as it related to the commercial packaging operation that was sold in June 2012. In addition, during the third fiscal quarter the Company received notification from the pension plan trustee with respect to its 2009 withdrawal related to a former printing component operation which was exited. Such notification resulted in a $6.2 million liability which was also recorded as an expense of the discontinued operation.

The following table provides a reconciliation of the change in projected benefit obligation and fair value of plan assets for the defined benefit retirement and other retirement plans:

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Accumulated Benefit Obligation	$283.0	$249.1	$5.3	$5.2

Change in Benefit Obligation
Benefit obligation at beginning of year	257.0	251.0	5.2	5.7
Company service cost	2.5	2.7	—	—
Interest cost	12.9	12.6	0.2	0.2
Multi employer plan obligation	35.8	—	—	—
Employee contributions	0.1	0.1	—	—
Plan amendments	—	—	—	—
Curtailments	—	—	—	—
Settlements	—	—	—	—
Special termination benefits	—	—	—	—
Divestitures	—	—	—	—
Business combinations	—	—	—	—
Benefits paid	(9.2)	(8.6)	(0.3)	(0.3)
Actual expenses	(0.1)	(0.1)	—	—
Actuarial (gain) loss	43.1	(20.5)	0.2	(0.4)
Exchange rate gain (loss)	(14.1)	19.8	—	—

Benefit obligation at end of year	328.0	257.0	5.3	5.2
Change in Plan Assets
Fair value of plan assets at beginning of year	182.9	154.7	—	—
Actual return on plan assets	15.3	16.8	—	—
Company contributions	8.4	9.5	0.4	0.3
Employee contributions	0.1	0.1	—	—
Settlements	—	—	—	—
Special company contributions to fund termination benefits	—		—	—
Divestitures	—	—	—	—
Business combinations	—	—	—	—
Benefits paid	(9.2)	(8.6)	(0.4)	(0.3)
Actual expenses	(0.1)	(0.1)	—	—
Exchange rate gain (loss)	(6.0)	10.5	—	—

Fair value of plan assets at end of year	191.4	182.9	—	—

Funded Status
Funded status at end of year	(136.6)	(74.1)	(5.3)	(5.2)
Employer contributions between measurement date and reporting date	—	—	—	—

The following table provides a reconciliation of the net amount recognized in the Consolidated Balance Sheets:

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Amounts Recognized in Statement of Financial Position
Noncurrent assets	$0.5	$0.6	$—	$—
Current liabilities	(1.0)	(0.9)	(0.5)	(0.5)
Noncurrent liabilities	(135.6)	(73.8)	(4.8)	(4.7)

Total asset/(liability)	(136.6)	(74.1)	(5.3)	(5.2)

Amounts Recognized in Accumulated Other Comprehensive Income
Transition (asset)/obligation	—	—	—	—
Prior service cost	0.2	0.2	—	—
Net (gain)/loss	42.4	5.1	(0.3)	(0.5)

Total accumulated other comprehensive income at the end of the year	42.6	5.3	(0.3)	(0.5)

Additional Information for Plan with ABO in Excess of Plan Assets
Projected benefit obligation	279.0	239.5	5.3	5.2
Accumulated benefit obligation	272.3	233.8	5.3	5.2
Fair value of plan assets	177.8	164.7	—	—

Additional Information for Plan with PBO in Excess of Plan Assets
Projected benefit obligation	279.0	239.5	5.3	5.2
Accumulated benefit obligation	272.3	233.8	5.3	5.2
Fair value of plan assets	177.8	164.7	—	—

Components of Net Periodic Benefit Cost
Service Cost	2.5	2.7	—	—
Interest Cost	12.9	12.6	0.2	0.2
Expected return on plan assets	(10.7)	(9.3)	—	—
Amortization of unrecognized:
Transition (asset)/obligation	—	—	—	—
Prior service cost	0.0	—	—	—
Net (gain)/loss	0.1	0.9	(0.0)	—

Ongoing periodic cost	4.8	6.9	0.2	0.2
Settlement/Curtailment Expense/(Income)	—	—	—	—

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net (gain)/loss arising during the year	$38.5	$(28.0)	0.2	$(0.5)
Prior service cost (credit) during the year	—	—	—	—
Transition asset/(obligation) recognized during the year	—	—	—	—
Prior service cost recognized during the year	(0.0)	—	—	—
Net gain/(loss) recognized during the year	(0.1)	(0.9)	0.0	—
Exchange rate gain/(loss) recognized during the year	(1.1)	1.6	(0.0)	—

Total recognized in other comprehensive income	37.3	(27.3)	0.2	(0.5)
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income
Total recognized in net periodic benefit cost and other comprehensive income	42.1	(20.4)	0.4	(0.2)
Estimated Amounts to be Amortized from Accumulated Other Comprehensive Income into Net Periodic Benefit Cost in Financial Year 2012
Amortization of:
Transition (asset)/obligation	—	—	—	—
Prior service cost/(credit)	0.0	—	—	—
Net (gain)/loss	0.9	0.1	—	—
Financial Assumptions Used to Determine Benefit Obligations at the Balance Sheet Date
Discount rate (%)	4.09%	5.21%	3.38%	4.49%
Rate of compensation increases (%)	2.51%	2.51%	N/A	N/A
Financial Assumptions Used to Determine Net Periodic Benefit Cost for Financial Year
Discount rate (%)	5.21%	4.81%	4.49%	4.33%
Rate of compensation increases (%)	2.51%	2.53%	N/A	N/A
Expected long-term rate of return (%)	5.96%	6.07%	N/A	N/A
Expected Future Contributions
Financial Year

At June 30,	Retirement Benefits		Other Post-Retirement Benefits
(in millions)	2012	2011	2012	2011
Expected Future Benefit Payments(1)
Financial Year
2013	9.4		0.5
2014	10.7		0.5
2015	9.7		0.5
2016	11.8		0.5
2017	10.8		0.4
2018-2022	70.0		1.9
Actual Asset Allocation (%)
Equities	29.7%	33.3%	—	—
Government Bonds	21.9%	19.6%	—	—
Corporate Bonds	23.9%	22.5%	—	—
Property	3.3%	3.4%	—	—
Insurance Contracts	11.3%	10.8%	—	—
Other	9.9%	10.4%	—	—
Total	100.0%	100.0%	—	—
Actual Asset Allocation (Amount)
Equities	56.8	60.7	—	—
Government Bonds	41.9	35.9	—	—
Corporate Bonds	45.7	41.1	—	—
Property	6.3	6.3	—	—
Insurance Contracts	21.6	19.7	—	—
Other	18.9	19.2	—	—
Total	191.4	182.9	—	—
Target Asset Allocation (%)
Equities	33.2%	32.9%	—	—
Government Bonds	21.4%	21.3%	—	—
Corporate Bonds	24.3%	23.7%	—	—
Property	3.6%	3.7%	—	—
Insurance Contracts	8.6%	8.3%	—	—
Other	8.9%	10.1%	—	—

(1)	The expected future cash payments schedule does not include the estimated $36.0 million of payments related to the multi-employer pension plan we withdrew from in fiscal 2012.

The Company employs a building block approach in determining the long-term rate of return for plan assets. Historical markets are studied and long-term historical relationships between equities and fixed income are preserved consistent with the widely-accepted capital market principle that assets with higher volatility generate a greater return over the long run. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established via a building block approach with proper consideration of diversification and rebalancing. Peer data and historical returns are reviewed to check for reasonability and appropriateness.

Plan assets are recognized and measured at fair value in accordance with the accounting standards regarding fair value measurements. The following are valuation techniques used to determine the fair value of each major category of assets.

•	Short-term Investments, Equity securities, Fixed Income Securities, and Real Estate are valued using quoted market prices or other valuation methods, and thus are classified within Level 1 or Level 2.

•

Insurance Contracts and Other include investments with some observable and unobservable prices that are adjusted by cash contributions and distributions, and thus are classified within Level 2 or Level 3.

The following table provides a summary of plan assets that are measured in fair value as of June 30, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Total Assets	Level 1	Level 2	Level 3
Equity Securities	$56.9	$5.0	$51.9	$—
Debt Securities	87.8	26.5	61.3	—
Real Estate	6.3	—	0.9	5.4
Other	40.4	—	19.4	21.0
Total	$191.4	$31.5	$133.5	$26.4

Level 3 real estate assets consist of a property fund which directly invests in properties which are held in the UK. The funds are priced using the Net Asset Value (NAV) of the fund and investors also get Bid and Offer prices on a monthly basis. The primary asset is Investment Properties. Investment properties are measured at fair value as determined by third party independent appraisers (the “Values”). Their value is ascertained by reference to the market value, having regard to whether they are let or un-let at the date of valuation, in accordance with the Appraisal and Valuation Manual issued by the Royal Institution of Chartered Surveyors.

Level 3 other assets consist of an insurance contract in the UK to fulfill the benefit obligations for a portion of the participant’s benefits. The value of this commitment is determined using the same assumptions and methods used to value the UK Retirement & Death Benefit Plan pension liability. Level 3 other assets also include the partial funding of the Eberbach Pension through a company promissory note or loan with an annual rate of interest of 5%. The value of this commitment fluctuates due to contributions and benefit payments in addition to loan interest.

The following table provides a summary of plan assets that are measured in fair value as of June 30, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall:

	Total Assets	Level 1	Level 2	Level 3
Equity Securities	$60.7	$5.5	$55.2	$—
Debt Securities	77.0	23.9	53.1	—
Real Estate	6.3	—	0.9	5.4
Other	38.9	—	16.6	22.3

Total	$182.9	$29.4	$125.8	$27.7

The following table provides a reconciliation of the beginning and ending balances of level 3 assets as well as the changes during the period attributable to assets held and those purchases, sales, settlements, contributions and benefits that were paid:

Total (Level 3)

Asset Category Allocations – June 30, 2012

Total (Level 3) All figures in US Dollars (in millions)	Fair Value Measurement Using Significant Unobservable Inputs Total (Level 3)	Fair Value Measurement Using Significant Unobservable Inputs Insurance Contracts	Fair Value Measurement Using Significant Unobservable Inputs Other
Beginning Balance at June 30, 2011	$27.7	$4.4	$23.3
Actual return on plan assets:
Relating to assets still held at the reporting date	(0.7)	0.8	(1.5)
Relating to assets sold during the period	—	—	—
Purchases, sales, settlements, contributions and benefits paid	(0.6)	(0.3)	(0.3)
Transfers in and/or out of Level 3	—	—	—

Ending Balance at June 30, 2012	$26.4	$4.9	$21.5

The investment policy reflects the long-term nature of the plans’ funding obligations. The assets are invested to provide the opportunity for both income and growth of principal. This objective is pursued as a long-term goal designed to provide required benefits for participants without undue risk. It is expected that this objective can be achieved through a well-diversified asset portfolio. All equity investments are made within the guidelines of quality, marketability and diversification mandated by the Employee Retirement Income Security Act (“ERISA”) (for plans subject to ERISA) and other relevant statutes. Investment managers are directed to maintain equity portfolios at a risk level approximately equivalent to that of the specific benchmark established for that portfolio. Assets invested in fixed income securities and pooled fixed income portfolios are managed actively to pursue opportunities presented by changes in interest rates, credit ratings or maturity premiums.

At June 30, (actual dollar amounts)	Other Post-Retirement Benefits
	2012	2011
Assumed Healthcare Cost Trend Rates at the Balance Sheet Date
Healthcare cost trend rate – initial (%)
Pre 65	8.47%	7.77%
Post 65	7.70%	8.15%
Healthcare cost trend rate – ultimate (%)
Pre 65	4.77%	5.15%
Post 65	4.77%	5.15%
Year in which ultimate rates are reached
Pre 65	2020	2017
Post 65	2019	2018
Effect of 1% Change in Healthcare Cost Trend Rate
Healthcare cost trend rate up 1%
on APBO at balance sheet date	$278,178	$309,410
on total service and interest cost	11,853	14,243
Effect of 1% Change in Healthcare Cost Trend Rate
Healthcare cost trend rate down 1%
on APBO at balance sheet date	($248,870)	($273,544)